Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Schedule of reclassifications out of the accumulated other comprehensive loss

The Company had the following reclassifications out of the Accumulated Other Comprehensive Loss as of December 31, 2013, 2012 and 2011, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income
		2013	2012	2011
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	4,017	3,524	1,575
Reclassification of unrealized losses/(gains) to earnings	Net unrealized and realized losses on derivatives	116,557	65,809	(19,560)

Total Reclassifications		$120,574	$69,333	$(17,985)